Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 27, 2016
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Prudential Growth Allocation Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Asset Allocation Portfolio

Supplement dated January 27, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

THE PRUDENTIAL SERIES FUND
SP International Growth Portfolio

Supplement dated January 27, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with your currently effective Advanced Series Trust (AST) prospectus (AST Prospectus) and statement of additional information (AST SAI, and together with the AST Prospectus, the AST Prospectus and SAI) and your currently effective The Prudential Series Fund (PSF) Prospectus (PSF Prospectus) and Statement of Additional Information (PSF SAI, and together with the PSF Prospectus, the PSF Prospectus and SAI), and should be retained for future reference. The portfolios of AST and PSF discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI or the PSF Prospectus and SAI, as applicable.

A.	AST Prudential Growth Allocation Portfolio: Modifications to Investment Strategy

The Board of Trustees of AST (AST Board) recently approved for the AST Prudential Growth Allocation Portfolio (Prudential Growth Portfolio): (i) the expansion of the Prudential Growth Portfolio’s current overlay sleeve from 5% to 12% of the Prudential Growth Portfolio’s net assets; and (ii) the addition of a market participation strategy for the Prudential Growth Portfolio. The expansion of the current overlay sleeve is expected to become effective on or about February 8, 2016. The addition of the market participation strategy is expected to become effective on or about April 25, 2016.

To reflect the expansion of the Prudential Growth Portfolio’s overlay sleeve, the AST Prospectus is revised as follows, effective February 8, 2016:

I.	The sections of the AST Prospectus entitled “SUMMARY: PRUDENTIAL GROWTH ALLOCATION PORTFOLIO - INVESTMENTS, RISKS AND PERFORMANCE” and “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO – Principal Investment Policies” are hereby modified by replacing the second paragraph and table in each section with the following:

The Portfolio invests in a combination of global equity and equity-related securities, debt obligations and money market instruments in order to achieve diversification in a single Portfolio. QMA may also utilize an overlay sleeve for liquidity and allocation changes. The overlay sleeve is generally approximately 12% of the Portfolio’s assets. QMA adjusts the percentage of Portfolio assets in each category in accordance with its expectations regarding the different markets, as those expectations may change from time to time. Under normal conditions, the Portfolio is expected to be invested within the ranges set forth below:

Asset Type	Minimum	Normal	Maximum
Equity and Equity Related Securities*	60%	70%	80%
Debt Obligations and Money Market Instruments*	20%	30%	40%

*Note: Ranges are expressed as a percentage of the Portfolio’s assets and include allocations within the overlay sleeve

B.	AST T. Rowe Price Large-Cap Growth Portfolio & AST T. Rowe Price Asset Allocation Portfolio: Amendments to the Subadvisory Fee Schedules

The AST Board has recently approved amending the Subadvisory Agreements among Prudential Investments LLC, AST Investment Services, Inc. and T. Rowe Price Associates, Inc. to reflect new subadvisory fee schedules for the AST T. Rowe Price Large-Cap Growth Portfolio (TRP LCG Portfolio) and the AST T. Rowe Price Asset Allocation Portfolio (TRP AA Portfolio) (collectively, the TRP Portfolios). These changes are expected to become effective on or about February 1, 2016.

To reflect these changes, the AST Prospectus and SAI are revised as follows, effective February 1, 2016:

I.	The Annual Portfolio Operating Expenses table in the “SUMMARY: T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the AST Prospectus relating to the TRP LCG Portfolio is hereby replaced with the table set forth below:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.95%

(1) The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2016. In addition, the Manager has contractually agreed to waive an additional 0.008% of its investment management fee through June 30, 2017. These waivers may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “SUMMARY: T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the AST Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Large-Cap Growth Portfolio	$97	$305	$530	$1,177

III.	The Annual Portfolio Operating Expenses table in the “SUMMARY: T. ROWE PRICE ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the AST Prospectus relating to the TRP AA Portfolio is hereby replaced with the table set forth below:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.62%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waiver and/or Expense Reimbursement	- 0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.87%

(1) The Manager has contractually agreed to waive 0.022% of its investment management fee through October 31, 2016. In addition, the Manager has contractually agreed to waive an additional 0.002% of its investment management fee through June 30, 2017. These waivers may not be terminated without the prior approval of the Trust’s Board of Trustees.

IV.	The following table hereby replaces the “EXAMPLE” table in the “SUMMARY: T. ROWE PRICE ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the AST Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Asset Allocation Portfolio	$89	$282	$491	$1,094

E.	PSF SP International Growth Portfolio: Contractual Expense Limitation

The Manager will implement a contractual expense limitation for the PSF SP International Growth Portfolio (the SP International Growth Portfolio). This expense limitation is expected to become effective on or about February 1, 2016.

To reflect this change, the PSF Prospectus and SAI are revised as follows, effective February 1, 2016:

I.	The table in the “SUMMARY: SP INTERNATIONAL GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the PSF Prospectus relating to the SP International Growth Portfolio is hereby replaced with the table set forth below:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class II Shares
Management Fees	0.85%	0.85%
Distribution and/or Service Fees (12b-1 Fees)	None	0.25%
Administrative Fees	None	0.15%
Other Expenses	0.39%	0.39%
Total Annual Portfolio Operating Expenses	1.24%	1.64%
Fee Waiver and/or Expense Reimbursement	- 0.23%	- 0.23%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.01%	1.41%

(1) Prudential Investments LLC (PI or the Investment Manager) has contractually agreed to waive 0.013% of its investment management fee through June 30, 2016. In addition, the Investment Manager has also contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses for both share classes (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired fund fees and expenses, distribution and/or service fees (12b-1), administrative fees and extraordinary expenses) do not exceed 1.01% of the Portfolio's average daily net assets through June 30, 2017. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “SUMMARY: SP INTERNATIONAL GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the PSF Prospectus:

	1 Year	3 Years	5 Years	10 Years
SP International Growth Portfolio Class I Shares	$103	$371	$659	$1,480
SP International Growth Portfolio Class II Shares	$144	$495	$870	$1,924

ADVANCED SERIES TRUST | AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Prudential Growth Allocation Portfolio

Supplement dated January 27, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with your currently effective Advanced Series Trust (AST) prospectus (AST Prospectus) and statement of additional information (AST SAI, and together with the AST Prospectus, the AST Prospectus and SAI) and your currently effective The Prudential Series Fund (PSF) Prospectus (PSF Prospectus) and Statement of Additional Information (PSF SAI, and together with the PSF Prospectus, the PSF Prospectus and SAI), and should be retained for future reference. The portfolios of AST and PSF discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI or the PSF Prospectus and SAI, as applicable.

A.	AST Prudential Growth Allocation Portfolio: Modifications to Investment Strategy

The Board of Trustees of AST (AST Board) recently approved for the AST Prudential Growth Allocation Portfolio (Prudential Growth Portfolio): (i) the expansion of the Prudential Growth Portfolio’s current overlay sleeve from 5% to 12% of the Prudential Growth Portfolio’s net assets; and (ii) the addition of a market participation strategy for the Prudential Growth Portfolio. The expansion of the current overlay sleeve is expected to become effective on or about February 8, 2016. The addition of the market participation strategy is expected to become effective on or about April 25, 2016.

To reflect the expansion of the Prudential Growth Portfolio’s overlay sleeve, the AST Prospectus is revised as follows, effective February 8, 2016:

I.	The sections of the AST Prospectus entitled “SUMMARY: PRUDENTIAL GROWTH ALLOCATION PORTFOLIO - INVESTMENTS, RISKS AND PERFORMANCE” and “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO – Principal Investment Policies” are hereby modified by replacing the second paragraph and table in each section with the following:

The Portfolio invests in a combination of global equity and equity-related securities, debt obligations and money market instruments in order to achieve diversification in a single Portfolio. QMA may also utilize an overlay sleeve for liquidity and allocation changes. The overlay sleeve is generally approximately 12% of the Portfolio’s assets. QMA adjusts the percentage of Portfolio assets in each category in accordance with its expectations regarding the different markets, as those expectations may change from time to time. Under normal conditions, the Portfolio is expected to be invested within the ranges set forth below:

Asset Type	Minimum	Normal	Maximum
Equity and Equity Related Securities*	60%	70%	80%
Debt Obligations and Money Market Instruments*	20%	30%	40%

*Note: Ranges are expressed as a percentage of the Portfolio’s assets and include allocations within the overlay sleeve

ADVANCED SERIES TRUST | AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST T. Rowe Price Large-Cap Growth Portfolio

Supplement dated January 27, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with your currently effective Advanced Series Trust (AST) prospectus (AST Prospectus) and statement of additional information (AST SAI, and together with the AST Prospectus, the AST Prospectus and SAI) and your currently effective The Prudential Series Fund (PSF) Prospectus (PSF Prospectus) and Statement of Additional Information (PSF SAI, and together with the PSF Prospectus, the PSF Prospectus and SAI), and should be retained for future reference. The portfolios of AST and PSF discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI or the PSF Prospectus and SAI, as applicable.

B.	AST T. Rowe Price Large-Cap Growth Portfolio & AST T. Rowe Price Asset Allocation Portfolio: Amendments to the Subadvisory Fee Schedules

The AST Board has recently approved amending the Subadvisory Agreements among Prudential Investments LLC, AST Investment Services, Inc. and T. Rowe Price Associates, Inc. to reflect new subadvisory fee schedules for the AST T. Rowe Price Large-Cap Growth Portfolio (TRP LCG Portfolio) and the AST T. Rowe Price Asset Allocation Portfolio (TRP AA Portfolio) (collectively, the TRP Portfolios). These changes are expected to become effective on or about February 1, 2016.

To reflect these changes, the AST Prospectus and SAI are revised as follows, effective February 1, 2016:

I.	The Annual Portfolio Operating Expenses table in the “SUMMARY: T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the AST Prospectus relating to the TRP LCG Portfolio is hereby replaced with the table set forth below:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.96%
Fee Waiver and/or Expense Reimbursement	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.95%

(1) The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2016. In addition, the Manager has contractually agreed to waive an additional 0.008% of its investment management fee through June 30, 2017. These waivers may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “SUMMARY: T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the AST Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Large-Cap Growth Portfolio	$97	$305	$530	$1,177

ADVANCED SERIES TRUST | AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST T. Rowe Price Asset Allocation Portfolio

Supplement dated January 27, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with your currently effective Advanced Series Trust (AST) prospectus (AST Prospectus) and statement of additional information (AST SAI, and together with the AST Prospectus, the AST Prospectus and SAI) and your currently effective The Prudential Series Fund (PSF) Prospectus (PSF Prospectus) and Statement of Additional Information (PSF SAI, and together with the PSF Prospectus, the PSF Prospectus and SAI), and should be retained for future reference. The portfolios of AST and PSF discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI or the PSF Prospectus and SAI, as applicable.

B.	AST T. Rowe Price Large-Cap Growth Portfolio & AST T. Rowe Price Asset Allocation Portfolio: Amendments to the Subadvisory Fee Schedules

The AST Board has recently approved amending the Subadvisory Agreements among Prudential Investments LLC, AST Investment Services, Inc. and T. Rowe Price Associates, Inc. to reflect new subadvisory fee schedules for the AST T. Rowe Price Large-Cap Growth Portfolio (TRP LCG Portfolio) and the AST T. Rowe Price Asset Allocation Portfolio (TRP AA Portfolio) (collectively, the TRP Portfolios). These changes are expected to become effective on or about February 1, 2016.

To reflect these changes, the AST Prospectus and SAI are revised as follows, effective February 1, 2016:

III.	The Annual Portfolio Operating Expenses table in the “SUMMARY: T. ROWE PRICE ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the AST Prospectus relating to the TRP AA Portfolio is hereby replaced with the table set forth below:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.62%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.89%
Fee Waiver and/or Expense Reimbursement	- 0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.87%

(1) The Manager has contractually agreed to waive 0.022% of its investment management fee through October 31, 2016. In addition, the Manager has contractually agreed to waive an additional 0.002% of its investment management fee through June 30, 2017. These waivers may not be terminated without the prior approval of the Trust’s Board of Trustees.

IV.	The following table hereby replaces the “EXAMPLE” table in the “SUMMARY: T. ROWE PRICE ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the AST Prospectus:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Asset Allocation Portfolio	$89	$282	$491	$1,094

PRUDENTIAL SERIES FUND | SP INTERNATIONAL GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

THE PRUDENTIAL SERIES FUND
SP International Growth Portfolio

Supplement dated January 27, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with your currently effective Advanced Series Trust (AST) prospectus (AST Prospectus) and statement of additional information (AST SAI, and together with the AST Prospectus, the AST Prospectus and SAI) and your currently effective The Prudential Series Fund (PSF) Prospectus (PSF Prospectus) and Statement of Additional Information (PSF SAI, and together with the PSF Prospectus, the PSF Prospectus and SAI), and should be retained for future reference. The portfolios of AST and PSF discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI or the PSF Prospectus and SAI, as applicable.

E.	PSF SP International Growth Portfolio: Contractual Expense Limitation

The Manager will implement a contractual expense limitation for the PSF SP International Growth Portfolio (the SP International Growth Portfolio). This expense limitation is expected to become effective on or about February 1, 2016.

To reflect this change, the PSF Prospectus and SAI are revised as follows, effective February 1, 2016:

I.	The table in the “SUMMARY: SP INTERNATIONAL GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the PSF Prospectus relating to the SP International Growth Portfolio is hereby replaced with the table set forth below:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class II Shares
Management Fees	0.85%	0.85%
Distribution and/or Service Fees (12b-1 Fees)	None	0.25%
Administrative Fees	None	0.15%
Other Expenses	0.39%	0.39%
Total Annual Portfolio Operating Expenses	1.24%	1.64%
Fee Waiver and/or Expense Reimbursement	- 0.23%	- 0.23%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.01%	1.41%

(1) Prudential Investments LLC (PI or the Investment Manager) has contractually agreed to waive 0.013% of its investment management fee through June 30, 2016. In addition, the Investment Manager has also contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses for both share classes (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired fund fees and expenses, distribution and/or service fees (12b-1), administrative fees and extraordinary expenses) do not exceed 1.01% of the Portfolio's average daily net assets through June 30, 2017. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “SUMMARY: SP INTERNATIONAL GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the PSF Prospectus:

	1 Year	3 Years	5 Years	10 Years
SP International Growth Portfolio Class I Shares	$103	$371	$659	$1,480
SP International Growth Portfolio Class II Shares	$144	$495	$870	$1,924